COLUMBIA FUNDS SERIES TRUST

Registration Nos. 333-89661; 811-09645

CERTIFICATE PURSUANT TO

17 C.F.R. 230.497(j)

The undersigned hereby certifies on behalf of Columbia Funds Series Trust (the “Trust”) that the forms of prospectuses and statement of additional information for the Trust that would have been filed pursuant to 17 C.F.R. 230.497(c) do not differ from the prospectuses and statement of additional information contained in Post-Effective Amendment No. 111 under the Securities Act of 1933 and Amendment No. 112 under the Investment Company Act of 1940, the text of which was filed electronically on November 7, 2012.

IN WITNESS WHEREOF, the Trust has caused this certificate to be executed on its behalf by the undersigned on the 13th day of November, 2012.

COLUMBIA FUNDS SERIES TRUST

/s/ Ryan C. Larrenaga
Ryan C. Larrenaga
Assistant Secretary